UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.


1.   Name and  address of issuer:  TANAKA Growth Fund
                                   431 North Pennsylvania Street
                                   Indianapolis, Indiana 46204



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: [X ]



3.   Investment Company Act File Number: 811-08683

      Securities Act File Number:        333-47207




4.(a). Last day of Fiscal year for which this Form is filed: November 30, 2002


4.(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).|_| Check box if this is the last time the issuer will be filing this Form.



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5. Calculation of registration fee:

(i)  Aggregate sale price of securities  sold during the fiscal year pursuant to section 24(f) $766,695 (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                                        $449,686

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                                           $0.00

(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                        $449,686

(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                        $317,009

(vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                           $0.00

(vii)Multiplier  for  determining  registration  fee (See  Instruction  C.9):
                                                                 x     .00008090

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                                        = $25.65


6. Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule
     24e-2], then report the amount of securities ( number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: 0

7. Interest due -- If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                            + $0

8. Total of the amount of the registration fee due plus interest due [line 5(vii) plus line 7]:
                                                                       =  $25.65

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: 2/28/03

         Method of Delivery:
                            [ X ] Wire Transfer
                            [   ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By: ________________/s/___________________
    Robert Grant, Chief Financial Officer

Date:  February 28, 2002